LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 4 – LOANS PAYABLE

As of December 31, 2020, the Company had $235,308 in principal outstanding from bridge loans. The loans payable bear interest at 8.0% per annum and are payable upon demand. In February 2021, the Company repaid the full principal balance of $235,308 and accrued interest of $24,654. As of December 31, 2021, the balance of these notes was $0.